Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
February 28, 2017

Dates Covered
Collections Period	02/01/17 - 02/28/17
Interest Accrual Period	02/15/17 - 03/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/17	630,087,263.69	29,848
Yield Supplement Overcollateralization Amount 01/31/17	25,278,834.27	0
Receivables Balance 01/31/17	655,366,097.96	29,848
Principal Payments	22,066,612.83	509
Defaulted Receivables	2,234,049.15	93
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/17	24,100,005.12	0
Pool Balance at 02/28/17	606,965,430.86	29,246

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.71%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	8,797,042.09	374
Past Due 61-90 days	2,998,336.48	134
Past Due 91-120 days	351,807.23	17
Past Due 121+ days	0.00	0
Total	12,147,185.80	525

Total 31+ Delinquent as % Ending Pool Balance	2.00%
Total 61+ Delinquent as % Ending Pool Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	1,215,399.85
Aggregate Net Losses/(Gains) - February 2017	1,018,649.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.87%
Prior Net Losses Ratio	1.22%
Second Prior Net Losses Ratio	1.60%
Third Prior Net Losses Ratio	1.94%
Four Month Average	1.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	27,313,444.39
Actual Overcollateralization	27,313,444.39
Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.87%
Weighted Average Remaining Term	55.84

Flow of Funds	$ Amount

Collections	25,394,985.56
Investment Earnings on Cash Accounts	9,700.15
Servicing Fee	(546,138.41)
Transfer to Collection Account	0.00
Available Funds	24,858,547.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	779,593.67
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	22,081,350.35
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,997,603.28

Total Distributions of Available Funds	24,858,547.30

Servicing Fee	546,138.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 02/15/17	601,733,336.82
Principal Paid	22,081,350.35
Note Balance @ 03/15/17	579,651,986.47

Class A-1
Note Balance @ 02/15/17	0.00
Principal Paid	0.00
Note Balance @ 03/15/17	0.00
Note Factor @ 03/15/17	0.0000000%

Class A-2
Note Balance @ 02/15/17	246,903,336.82
Principal Paid	22,081,350.35
Note Balance @ 03/15/17	224,821,986.47
Note Factor @ 03/15/17	63.8698825%

Class A-3
Note Balance @ 02/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	262,000,000.00
Note Factor @ 03/15/17	100.0000000%

Class A-4
Note Balance @ 02/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	74,800,000.00
Note Factor @ 03/15/17	100.0000000%

Class B
Note Balance @ 02/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/17	18,030,000.00
Note Factor @ 03/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	779,593.67
Total Principal Paid	22,081,350.35
Total Paid	22,860,944.02

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	271,593.67
Principal Paid	22,081,350.35
Total Paid to A-2 Holders	22,352,944.02

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9077392
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7109677
Total Distribution Amount	26.6187069

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7715729
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.7311089
Total A-2 Distribution Amount	63.5026818

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/17	2,196,494.13
Investment Earnings	809.28
Investment Earnings Paid	(809.28)
Deposit/(Withdrawal)	-
Balance as of 03/15/17	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13